Stock-Based Compensation Restricted Stock Units Summary (Details) (Restricted Stock Units (RSUs) [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
[Line Items]
Outstanding, beginning balance, Number	588		326		313
Granted, Number	355	[1]	360	[1]	60
Granted, Weighted Average Grant Date Fair Value	$ 54.71	[1]	$ 62.45	[1]	$ 69.39	[1]
Released, Number	(271)		(84)		(30)
Released, Aggregate Intrinsic Value	$ 20,413	[2]	$ 5,733	[2]	$ 1,956	[2]
Forfeited, Number	(47)		(14)		(17)
Outstanding, ending balance, Number	625		588		326
Expected to vest, Number	541
Expected to vest, Aggregate Intrinsic Value	$ 19,347	[2]

[1]	These restricted stock units include 61,500 shares for the 2011 awards and 132,980 shares for the 2010 awards under the Performance Award Agreement, which are eligible for vesting at December 31 of each respective year.
[2]	The aggregate intrinsic value is the market value of the stock, before applicable income taxes, based on the closing price on the stock release dates or at the end of the period for restricted stock units expected to vest.